Note 13 - Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]

13.         Subsequent Event

On November 9, 2021, we entered into an Exclusive License Agreement the (“License Agreement”) with City of Hope (“COH”) under which we obtained exclusive worldwide rights to key patents, know-how, regulatory filings and clinical materials related to COH’s COVID-19 vaccine program, currently undergoing human clinical trials. We will pay an upfront fee to COH of $5,000,000 within 30 days of the effective date of the License Agreement and are obligated to pay additional fees of $3,000,000 and $2,000,000 on the first and second anniversaries, respectively, of the effective date of the License Agreement. We will also pay COH milestone fees based on achievement of success-based development and regulatory milestones, and annual royalties on net sales of products covered by the License Agreement.

12.         Subsequent Events

SBIR Grant – In January 2021, NIAID awarded us a Small Business Innovative Research (SBIR) grant in support of our development of a vaccine against SARS-CoV-2, the virus that causes COVID-19. The $299,927 Phase 1 grant, titled, “Preclinical Development of GV-MVA-VLP Vaccines Against COVID-19,” will support the ongoing design, construction and preclinical testing of our vaccine candidates in preparation for human clinical trials.

Warrant Exercises – During January and February 2021, holders of our warrants exercised 62,626 Series I Warrants, 126,042 Pre-Funded Warrants and 690,034 Unit Warrants, resulting in the issuance of 835,900 shares of our common stock for aggregate net proceeds to us of $3,174,156.

Bought Deal Public Offering -- On February 11, 2021, we closed an underwritten bought deal public offering of 1,644,000 shares of our common stock, including 204,000 shares sold pursuant to the full exercise of the underwriter’s option to purchase additional shares, at a price to the public of $6.25 per share. Net proceeds after deducting underwriting discounts and commissions and other offering expenses were approximately $9.4 million.